Accumulated Other Comprehensive Income/(Loss)	6 Months Ended
Jun. 30, 2015
Orbitz
Entity Information [Line Items]
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income/(Loss)

Accumulated other comprehensive income (“AOCI”) is comprised of currency translation adjustments. The change in AOCI by component for the three months ended June 30, 2015 and 2014 was as follows:

	Currency Translation Adjustment
	2015	2014
	(in thousands)
Balance at April 1,	$16,865	$(538)
Other comprehensive income/(loss) before reclassifications	(4,120)	(5,239)
Net current-period other comprehensive income/(loss)	(4,120)	(5,239)
Balance at June 30,	$12,745	$(5,777)

The change in AOCI by component for the six months ended June 30, 2015 and 2014 was as follows:

	Currency Translation Adjustment
	2015	2014
	(in thousands)
Balance at January 1,	$9,666	$3,016
Other comprehensive income/(loss) before reclassifications	3,079	(8,793)
Net current-period other comprehensive income/(loss)	3,079	(8,793)
Balance at June 30,	$12,745	$(5,777)